Trading assets - Trading securities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets	$ 2,433,785	$ 2,293,296
Trading assets
Disclosure of financial assets [line items]
Financial assets	287,995	235,125
Trading securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	224,278	172,109
US Treasury and US Government agencies | Trading assets
Disclosure of financial assets [line items]
Financial assets	15,995	17,010
UK Government | Trading assets
Disclosure of financial assets [line items]
Financial assets	9,540	9,493
Hong Kong Government | Trading assets
Disclosure of financial assets [line items]
Financial assets	10,070	7,970
Other governments | Trading assets
Disclosure of financial assets [line items]
Financial assets	58,858	49,229
Asset-backed securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	2,986	2,668
Corporate debt and other securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	27,569	22,135
Equity securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	99,260	63,604
Debt securities issued by banks and other financial institutions | Trading assets
Disclosure of financial assets [line items]
Financial assets	18,585	14,630
Debt securities issued by banks and other financial institutions, guaranteed by governments | Trading assets
Disclosure of financial assets [line items]
Financial assets	$ 906	$ 789